Deferred Sales Commissions, Net (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gross to net deferred sales commissions [Abstract]
Carrying amount of deferred sales commissions					$ 758,127	$ 660,735
Less: Accumulated amortization					(475,032)	(434,770)
Cumulative CDSC received					(187,665)	(165,966)
Deferred sales commissions, net					95,430	59,999
Amortization expense	10,325	10,171	21,399	18,438	40,262	37,675	47,397
Estimated future amortization of deferred sales commissions [Abstract]
2013					39,560
2014					25,760
2015					20,179
2016					9,312
2017					541
2018					78
Total					$ 95,430